Reorganization	12 Months Ended
Dec. 27, 2014
Restructuring and Related Activities [Abstract]
Reorganization

(19) Reorganization

On May 28, 2015, Wing Stop Holding Corporation merged with and into Wingstop Inc., with Wingstop Inc. as the surviving corporation in the merger. Pursuant to the merger, each holder of Wing Stop Holding Corporation common stock received 0.545 shares of common stock of Wingstop Inc. for each one share of Wing Stop Holding Corporation and each option to purchase common stock of Wing Stop Holding Corporation was assumed by Wingstop Inc. and converted into an option to purchase 0.545 shares of common stock of Wingstop Inc. for each one share of Wing Stop Holding Corporation with the remaining terms of each such option remaining unchanged, except as was necessary to reflect the reorganization. All references to shares in the financial statements and the notes to the financial statements, including but not limited to the number of shares and per share amounts, unless otherwise noted, have been adjusted to reflect the reorganization retrospectively.